Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases
10. Leases
The Company leases corporate office facilities, short-term parking spaces and miscellaneous office equipment under operating lease agreements. The Company’s lease agreements have terms not exceeding eight years. As of March 31, 2024, the Company does not have any finance leases.
The Company elects not to apply the lease recognition requirements to the short-term leases. Accordingly, the Company recognize lease payments related to the short-term leases in the statements of operations and comprehensive loss on a straight-line basis over the lease term which has not changed from prior recognition.
For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. The Company is generally not able to readily determine the implicit rate in the lease and therefore uses the determined incremental borrowing rate at lease commencement to compute the present value of lease payments. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. When determining lease term, the Company considers renewal options that are reasonably certain to exercise and termination options that are reasonably certain to be exercised, in addition to the non-cancellable
lease term.
Certain of the Company’s real estate leasing agreements include terms requiring the Company to reimburse the lessor for its share of real estate taxes, insurance, operating costs and utilities which are accounted for as variable lease costs when incurred since the Company has elected to not separate lease and non-lease
components, and hence are not included in the measurement of lease liability.

The components of lease expense and income for the periods indicated are as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Operating lease costs	$827	$827
Short-term lease costs	185	256
Variable lease costs (1)	227	217
Sublease income	(350)	(321)

Total Lease Costs	$889	$979

(1)	Variable lease cost primarily relates to common area maintenance and property taxes on leased real estate.
Operating lease costs are included within general and administrative within the consolidated statements of operations. Short-term lease costs are included within general and administrative and operating expenses within the consolidated statements of operations. Variable lease costs are included within operating expenses, and sublease income is included within revenue within the consolidated statements of operations.
Other information related to leases for the periods indicated are as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Operating cash flows used for lease liabilities	$1,030	$1,003
The weighted average remaining lease term for our operating leases was 5.3 years, and the weighted average discount rate for the Company’s operating leases was 11.6%.
The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.
Future minimum payments under operating leases as of March 31, 2024, are as follows (in thousands):

Year ending December 31,
From April 1, 2024 to December 31, 2024	$3,136
2025	4,263
2026	4,362
2027	4,463
2028	4,567
Thereafter	2,113

Total undiscounted future cash flows	$22,904
Less: Imputed interest	(5,710)

Total	$17,194

12. Leases
The Company leases corporate office facilities,
short-term
parking spaces and miscellaneous office equipment under operating lease agreements. The Company's lease agreements have terms not exceeding eight years. As of December 31, 2023, the Company does not have any finance leases.
The Company elects not to apply the lease recognition requirements to the short-term
leases. Accordingly, the Company recognize lease payments related to the short-term
leases in the statements of operations and comprehensive loss on a straight-line basis over the lease term which has not changed from prior recognition.
For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. The Company is generally not able to readily determine the implicit rate in the lease and therefore uses the determined incremental borrowing rate at lease commencement to compute the present value of lease payments. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. When determining lease term, the Company considers renewal options that are reasonably certain to exercise and termination options that are reasonably certain to be exercised, in addition to the non-cancellable lease term.
Certain of the Company's real estate leasing agreements include terms requiring the Company to reimburse the lessor for its share of real estate taxes, insurance, operating costs and utilities which are accounted for as variable lease costs when incurred since the Company has elected to not separate lease and non-lease components, and hence are not included in the measurement of lease liability.
The components of lease expense for the period ended December 31, 2023 are as follows (in thousands):

Operating lease costs	$3,308
Short-term lease costs	940
Variable lease costs (1)	759
Sublease income	(1,528)

Total Lease Costs	$3,479

(1)	Variable lease cost primarily relates to common area maintenance and property taxes on leased real estate.
Operating lease costs are included within general and administrative within the consolidated statements of operations.
Short-term
lease costs are included within general and administrative and operating expenses within the consolidated statements of operations. Variable lease costs are included within operating expenses, and sublease income is included within revenue within the consolidated statements of operations.

Other information related to leases for the year ended December 31, 2023 are as follows (in thousands):

December 31, 2023
Operating cash flows used for lease liabilities	4,070
As of December 31, 2023, the weighted average remaining lease term for our operating leases was 5.5 years, and the weighted average incremental borrowing rate for the Company's operating leases was 11.6%.
The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term. Future minimum payments under operating leases as of December 31, 2023, are as follows (in thousands):

Year ending December 31, 2023
2024	$4,173
2025	4,270
2026	4,369
2027	4,470
2028	4,574
Thereafter	2,119

Total undiscounted future cash flows	$23,975
Less: Imputed interest	(6,220)

Total	$17,755